SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for Loan Loss (Details)	12 Months Ended
Dec. 31, 2018
Allowance for Loan Loss
Period considered for charge-off trends utilized for analyzing actual charge-offs	3 months